Acquisitions and Divestitures - Schedule of Loss Calculation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Inventories		$ 8,135
Property, plant and equipment, net		9,401
Other intangibles assets, net		1,624
Goodwill		383
Total assets sold		19,543
Liabilities
Pension and other benefits		791
Total liabilities sold		791
Net assets sold		18,752
Sales proceeds, net of amount paid to buyer of $0.7 million		14,566
Loss on sale	$ (116)	$ 4,186	$ 263